Note 7 - Mortgage Servicing Rights, Net (Details) - Mortgage Servicing Activity (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgage servicing rights:
Balance, beginning of year	$ 1,732	$ 1,485
Originations	568	979
Amortization	(592)	(732)
Balance, end of year	1,708	1,732
Valuation reserve	0	0
Mortgage servicing rights, net	1,708	1,732
Fair value of mortgage servicing rights	$ 2,801	$ 2,126